Related party disclosures	12 Months Ended
Dec. 31, 2022
Related party disclosures
Related party disclosures

Note 11Related party disclosures

11.1Related party disclosures

Balances pending at period-end are not guaranteed, accrue no interest and are settled in cash, no guarantees have been delivered or received for trade and other receivables due from related parties or trade and other payables due to related parties.

11.2Relationships between the parent and the entity

Pursuant to Article 99 of Law of the Securities Market Law, the CMF may determine that a company does not have a controlling entity in accordance with the distribution and dispersion of its ownership. On November 30, 2018, the CMF issued the ordinary letter No. 32,131 whereby it determined that Pampa Group, do not exert decisive power over the management of the Company since it does not have a predominance in the ownership that allows it to make management decisions. Therefore, the CMF has determined not to consider Pampa Group as the controlling entity of the Company and that the Company does not have a controlling entity given its current ownership structure.

11.3Detailed identification of related parties and subsidiaries

As of December 31, 2022 and 2021, the detail of entities that are identified as subsidiaries or related parties of the SQM Group is as follows:

Tax ID No	Name	Country of origin	Functional currency	Nature
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	Dollar	Subsidiary
Foreign	SQM North America Corp.	United States	Dollar	Subsidiary
Foreign	SQM Europe N.V.	Belgium	Dollar	Subsidiary
Foreign	Soquimich European Holding B.V.	Netherlands	Dollar	Subsidiary
Foreign	SQM Corporation N.V.	Curacao	Dollar	Subsidiary
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	North American Trading Company	United States	Dollar	Subsidiary
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	SQM Perú S.A. (3)	Peru	Dollar	Subsidiary
Foreign	SQM Ecuador S.A.	Ecuador	Dollar	Subsidiary
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	SQMC Holding Corporation L.L.P.	United States	Dollar	Subsidiary
Foreign	SQM Investment Corporation N.V.	Curacao	Dollar	Subsidiary
Foreign	SQM Brasil Limitada	Brazil	Dollar	Subsidiary
Foreign	SQM France S.A.	France	Dollar	Subsidiary
Foreign	SQM Japan Co. Ltd.	Japan	Dollar	Subsidiary
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	Dollar	Subsidiary
Foreign	SQM Oceania Pty Limited	Australia	Dollar	Subsidiary
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	Dollar	Subsidiary
Foreign	SQM Indonesia S.A.	Indonesia	Dollar	Subsidiary
Foreign	SQM Virginia L.L.C.	United States	Dollar	Subsidiary
Foreign	Comercial Caimán Internacional S.A.	Panama	Dollar	Subsidiary
Foreign	SQM África Pty. Ltd.	South Africa	Dollar	Subsidiary
Foreign	SQM Colombia SAS	Colombia	Dollar	Subsidiary
Foreign	SQM Internacional N.V.	Belgium	Dollar	Subsidiary
Foreign	SQM -Shanghai Chemicals Co. Ltd.	China	Dollar	Subsidiary
Foreign	SQM Lithium Specialties LLC	United States	Dollar	Subsidiary
Foreign	SQM Iberian S.A.	Spain	Dollar	Subsidiary
Foreign	SQM Beijing Commercial Co. Ltd.	China	Dollar	Subsidiary
Foreign	SQM Thailand Limited	Thailand	Dollar	Subsidiary
Foreign	SQM Australia PTY	Australia	Dollar	Subsidiary
Foreign	SQM Holland B.V.	Netherlands	Dollar	Subsidiary
Foreign	SQM Korea LLC	Korea	Dollar	Subsidiary
96.801.610-5	Comercial Hydro S.A.	Chile	Dollar	Subsidiary
96.651.060-9	SQM Potasio S.A.	Chile	Dollar	Subsidiary
96.592.190-7	SQM Nitratos S.A.	Chile	Dollar	Subsidiary
96.592.180-K	Ajay SQM Chile S.A.	Chile	Dollar	Subsidiary
79.947.100-0	SQM Industrial S.A.	Chile	Dollar	Subsidiary
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Peso	Subsidiary
79.876.080-7	Almacenes y Depósitos Ltda.	Chile	Peso	Subsidiary

Tax ID No	Name	Country of origin	Functional currency	Nature
79.770.780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	Dollar	Subsidiary
79.768.170-9	Soquimich Comercial S.A.	Chile	Dollar	Subsidiary
79.626.800-K	SQM Salar S.A.	Chile	Dollar	Subsidiary
76.534.490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Peso	Subsidiary
76.425.380-9	Exploraciones Mineras S.A.	Chile	Dollar	Subsidiary
76.064.419-6	Comercial Agrorama Ltda.	Chile	Peso	Subsidiary
76.145.229-0	Agrorama S.A.	Chile	Peso	Subsidiary
76.359.919-1	Orcoma Estudios SPA	Chile	Dollar	Subsidiary
76.360.575-2	Orcoma SPA	Chile	Dollar	Subsidiary
76.686.311-9	SQM MaG SpA	Chile	Dollar	Subsidiary
77.114.779-8	Sociedad Contractual Minera Bufalo	Chile	Dollar	Subsidiary
Foreign	Abu Dhabi Fertilizer Industries WWL	United Arab Emirates	Arab Emirates dirham	Associate
Foreign	Ajay North America	United States	Dollar	Associate
Foreign	Ajay Europe SARL	France	Euro	Associate
Foreign	Kore Potash PLC	United Kingdom	Dollar	Associate
Foreign	SQM Vitas Fzco.	United Arab Emirates	Arab Emirates dirham	Joint venture
Foreign	Covalent Lithium Pty Ltd.	Australia	Dollar	Joint venture
Foreign	Pavoni & C, SPA	Italy	Euro	Joint venture
96.511.530-7	Sociedad de Inversiones Pampa Calichera	Chile	Dollar	Other related parties
96.529.340-K	Norte Grande S.A.	Chile	Peso	Other related parties
79.049.778-9	Callegari Agrícola S.A.	Chile	Peso	Other related parties
Foreign	SQM Vitas Brasil Agroindustria (1)	Brazil	Brazilian real	Other related parties
Foreign	SQM Vitas Perú S.A.C. (1)	Peru	Dollar	Other related parties
Foreign	Abu Dhabi Fertilizer Industries WWL (2)	United Arab Emirates	United Arab Emirates dirham	Other related parties
Foreign	International Technical and Trading Agencies CO WLL (2)	United Arab Emirates	United Arab Emirates dirham	Other related parties
(1)	These Companies are subsidiaries of the joint venture SQM Vitas Fzco.
(2)	These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL Ltda. and therefore it consolidates them and presents all their assets and liabilities.
(3)	This company was liquidated in December 2022.

The following entity was considered related party as of December 31, 2021: Sichuan SQM Migao Chemical Fertilizers Co Ltd. The following entities were considered related parties as of December 31, 2020 (see Note 7.3 letter c  and Note 8.4 letter b): SQI Corporation N.V., SQM Italia SRL, Doktor Tarsa Tarim, SQM Eastmed Turkey, Terra Tarsa Ukraine LLC, Terra Tarsa B.V., Plantacote N.V., Terra Tarsa Don LLC, Doktolab Tarim Arastirma San., Doctochem Tarim Sanayi Ticaret Ltd. STI, Coromandel SQM India Sichuan SQM Migao Chemical Fertilizers Co Ltd. and Arpa Speciali S.R.L.

The following other related parties correspond to mining contractual corporations.

Tax ID No.	Name	Country of origin	Functional currency	Relationship
N/A	Ara Dos Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Ara Tres Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Ara Cuatro Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Ara Cinco Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Curicó Dos Primera del Salar de Pampa Alta, Sierra Gorda	Chile	Peso	Other related parties
N/A	Curicó Tres Primera del Sector de Pampa Alta, Sierra Gorda	Chile	Peso	Other related parties
N/A	Evelyn Veinticuatro Primera de Sierra Gorda	Chile	Peso	Other related parties
N/A	Filomena Tres Primera de Oficina Filomena, Sierra Gorda	Chile	Peso	Other related parties
N/A	Filomena Cuatro Primera de Oficina Filomena, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Cuatro Primera de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Cuatro Segunda del Salar de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Cuatro Tercera de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Cuatro Cuarta de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Cuatro Quinta de Pampa Blanca, Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Primera del Salar de Pampa Blanca de Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Segunda del Salar de Pampa Blanca de Sierra Gorda	Chile	Peso	Other related parties
N/A	Francis Tercera del Salar de Pampa Blanca de Sierra Gorda	Chile	Peso	Other related parties
N/A	Ivon Primera de Sierra Gorda	Chile	Peso	Other related parties
N/A	Ivon Décima Segunda de Sierra Gorda	Chile	Peso	Other related parties
N/A	Ivon Sexta de Sierra Gorda	Chile	Peso	Other related parties
N/A	Julia Primera de Sierra Gorda	Chile	Peso	Other related parties
N/A	Lorena Trigésimo Quinta de Sierra Gorda	Chile	Peso	Other related parties
N/A	Perseverancia Primera de Sierra Gorda	Chile	Peso	Other related parties
N/A	Tamara 40 Primera del Sector S.E. OF. Concepción, Sierra Gorda	Chile	Peso	Other related parties
N/A	Tamara Tercera de Oficina Concepción, Sierra Gorda	Chile	Peso	Other related parties
N/A	Tamara 4 Segunda del Sector S.E. OF Concepción, Sierra Gorda	Chile	Peso	Other related parties

Below is a list of transactions with clients and suppliers with whom a relationship with key Company personnel was identified:

Tax ID No	Name	Country of origin	Nature
76.389.727-3	Sociedad Periodística El Libero	Chile	Other related parties
90.193.000-7	El Mercurio S.A.P.	Chile	Other related parties
92.580.000-7	Empresa Nacional de Telecomunicaciones S.A.	Chile	Other related parties
96.806.980-2	Entel PCS Telecomunicaciones S.A.	Chile	Other related parties
97.004.000-5	Banco de Chile	Chile	Other related parties
99.012.000-5	Compañía de Seguros de Vida Consorcio Nacional	Chile	Other related parties
10.581.580-8	Gonzalo Guerrero Yamamoto	Chile	Other related parties
96.529.340-K	Norte Grande S.A.	Chile	Other related parties
65.204.189-2	Fundación para el desarrollo social	Chile	Other related parties
82.135.600-8	Instituto Chileno administración empresas	Chile	Other related parties

11.4Detail of related parties and related party transactions

Transactions between the Company and its subsidiaries, associated businesses, joint ventures and other related parties are part of the Company’s common transactions. Their conditions are those customary for this type of transactions in respect of terms and market prices. Maturity terms for each case vary by virtue of the transaction giving rise to them.

For the year ended December 31, 2022, 2021 and 2020, the detail of significant transactions with related parties is as follows

					For the year ended	For the year ended	For the year ended
					December	December	December
Tax ID No	Name	Nature	Country of origin	Transaction	31, 2022	31, 2021	31, 2020
					ThUS$	ThUS$	ThUS$
Foreign	Doktor Tarsa Tarim Sanayi AS	Associate	Turkey	Sale of products	—	—	1,053
Foreign	Ajay Europe S.A.R.L.	Associate	France	Sale of products	45,205	35,597	23,162
Foreign	Ajay Europe S.A.R.L.	Associate	France	Dividends	1,778	992	1,197
Foreign	Ajay North America LL.C.	Associate	United States	Sale of products	41,814	27,763	20,259
Foreign	Ajay North America LL.C.	Associate	United States	Dividends	1,576	1,233	1,967
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Dividends	3,000	9,438	—
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Sale of products	—	—	—
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	Sale of products	51,748	79,086	41,341
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Perú	Sale of products	58,077	17,016	17,723
Foreign	Coromandel SQM India	Joint venture	India	Sale of products	—	1,814	1,510
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	Dividends	—	—	2,223
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	Sale of products	—	—	—
Foreign	Terra Tarsa Ukraine LLC	Other related parties	Ukraine	Sale of products	—	—	737
Foreign	Pavoni & CPA	Joint venture	Italy	Sale of products	4,138	5,359	1,125
Foreign	Plantacote NV	Other related parties	Belgium	Sale of products	—	—	—
Foreign	Arpa Speciali S.R.L.	Other related parties	Italy	Sale of products	—	—	—
Foreign	Terra Tarsa Don LLC	Other related parties	Russian Federation	Sale of products	—	—	—
Foreign	SQM Eastmed Turkey	Associate	Turkey	Sale of products	—	—	—
Chile	Banco de Chile	Other related parties	Chile	Service Provider	(27,918)	(20,904)	—
Chile	Norte Grande S.A.	Other related parties	Chile	Client	142	146	—
Chile	El Mercurio S.A.P.	Other related parties	Chile	Service Provider	(90)	(131)	—
Chile	Compañía de Seguros de Vida Consorcio Nacional	Other related parties	Chile	Service Provider	(31)	(134)	—
Chile	Entel PCS Telecomunicaciones S.A.	Other related parties	Chile	Service Provider	(228)	(157)	—
Chile	Empresa Nacional de Telecomunicaciones	Other related parties	Chile	Service Provider	(1,746)	(2,393)	—
Chile	Gonzalo Guerrero Yamamoto	Other related parties	Chile	Service Provider	(19)	(79)	—
Chile	Instituto Chileno administración empresas	Other related parties	Chile	Service Provider	(46)	—	—
Chile	Fundación para el desarrollo social	Other related parties	Chile	Service Provider	(7)	—	—

11.5Trade receivables due from related parties, current:

					As of	As of
					December 31,	December 31,
Tax ID No	Name	Nature	Country of origin	Currency	2022	2021
					ThUS$	ThUS$
Foreign	Ajay Europe S.A. R.L.	Associate	France	Euro	7,967	7,567
Foreign	Ajay North America LLC.	Associate	United States of America	Dollar	8,354	3,350
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	United Arab Emirates Dirham	—	2,477
96.511.530-7	Soc. de Inversiones Pampa Calichera	Other related parties	Chile	Dollar	5	5
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	Dollar	32,054	55,119
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Peru	Dollar	31,081	14,684
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	United Arab Emirates Dirham	232	232
Foreign	Pavoni & C SpA	Joint venture	Italy	Euro	888	804
Foreign	Covalent Lithium Pty Ltd.	Joint venture	Australia	Australian dollar	1,041	1,914
Total					81,622	86,152

As of December 31, 2022 and 2021, receivables are net of provision for ThUS$ 1,378 and ThUS$ 717, respectively.

11.6Other disclosures:

Note 6 describes the remuneration of the board of directors, administration and key management personnel.